Right-Of-Use Assets, Net and Lease Liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Description Of Lease Term	They typically run for a period of more than 20 years, with an option for renewal
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Description Of Lease Term	The leases range from 3 to 9 years, with options to extend.